Revenue Analysis and Segment Information - Schedule of Disaggregated Information of Revenues by Business Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 231,424	$ 92,416	$ 260,026
Revenue percentage	100.00%	100.00%	100.00%
Commodity Trading [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 214,340	$ 68,409	$ 255,586
Revenue percentage	92.60%	74.00%	98.30%
Cryptocurrency Mining [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 9,258	$ 18,898	$ 329
Revenue percentage	4.00%	20.40%	0.10%
Hosting service [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 6,506	$ 2,365
Revenue percentage	2.80%	2.60%
Other [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 1,320	$ 2,744	$ 4,111
Revenue percentage	0.60%	3.00%	1.60%